Earnings Per Share - Schedule of Earnings Per Share (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Earnings Per Share [Abstract]
(Loss)/profit for the year available to common shareholders (in Dollars)	$ 694,584	$ 287,669	$ (2,348,103)
Weighted average number of common shares (in Shares)	5,688,206	967,510	613,481
Par value	$ 0.01	$ 0.01	$ 0.01
Earnings/(loss) per common share:
Basic earnings/(loss) per common share	0.12	0.3	(3.83)
Diluted earnings/(loss) per common share	$ 0.12	$ 0.3	$ (3.83)